NOTES PAYABLE	12 Months Ended
Jun. 30, 2025
NOTES PAYABLE
NOTES PAYABLE

7.NOTES PAYABLE

The Company’s short-term borrowings consist primarily of land loans collateralized on specific lots for real estate sales typically paid upon delivery of the lot. The Company’s long-term borrowings are used for working capital and other general corporate purposes. Debt issuance costs related to these borrowings are immaterial.

Notes payable consisted of the following as of June 30, 2025 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	3,316,500	10/26/2023 - 2/4/2027	4.420%	¥1,610,000
Lender 2	3,774,300	1/15/2020 - 12/31/2029	3.238%	1,486,750
Lender 3	1,186,000	4/28/2023 - 9/30/2026	2.504%	1,186,000
Lender 4	1,877,172	11/17/2023 - 4/25/2046	2.213%	764,400
Lender 5	800,000	4/3/2025 - 4/3/2026	3.103%	750,000
Other lenders	15,574,571	3/23/2016 - 3/25/2055	1.30 - 5.50%	6,360,311
Aggregate outstanding principal balances				12,157,461
Less: current portion and short - term notes payable				(7,599,606)
Long - term portion of notes payable				¥4,557,855

Notes payable consisted of the following as of June 30, 2024 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	1,984,440	1/15/2020 - 8/31/2042	2.602%	¥1,969,759
Lender 2	2,078,000	5/30/2022 - 4/6/2026	3.905%	1,809,000
Lender 3	1,186,000	12/27/2017 - 1/25/2045	1.952%	1,186,000
Lender 4	1,120,000	3/24/2023 - 3/24/2025	2.117%	905,272
Lender 5	866,000	4/28/2023 - 9/30/2026	2.750%	866,000
Other lenders	508,815	3/23/2016 - 4/30/2052	1.00 - 5.50%	4,677,301
Aggregate outstanding principal balances				11,413,332
Less: current portion and short - term notes payable				(6,815,181)
Long - term portion of notes payable				¥4,598,151

As of June 30, 2025, the annual aggregate maturities of notes payable during each of the next five years were as follows (in thousands):

Amount
2026	¥7,599,606
2027	1,376,358
2028	1,298,659
2029	74,487
2030	70,664
Thereafter	1,737,687
Total notes payable	¥12,157,461

The weighted average interest rates on short-term notes payable outstanding as of June 30, 2025 and 2024 were 3.67% and 3.03%, respectively.

As of June 30, 2025 and 2024, notes payable of ¥8,108,741 thousand and ¥7,422,800 thousand are collateralized by inventories of ¥8,919,898 thousand and ¥8,702,861 thousand.

Capitalized interest included in real estate inventory was ¥333,646 thousand, ¥247,072 thousand, and ¥250,151 thousand for the fiscal years ended June 30, 2025, 2024, and 2023, respectively. Interest activity for notes payable for the periods presented is as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Interest incurred	¥434,017	¥488,463	¥420,336
Less: Amounts capitalized	(389,473)	(470,177)	(403,605)
Interest expense	¥44,544	¥18,286	¥16,731